Investments Accounted for by the Equity Method and Variable Interest Entities - Summary of Equity Method Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments Accounted for by the Equity Method
Equity investments in affiliates	$ 388	$ 412
Undistributed earnings by equity investment	$ 42	$ 34
Agua Caliente
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)	35.00%
Equity investments in affiliates	$ 213
Gladstone
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)	37.50%
Equity investments in affiliates	$ 124
Ivanpah Master Holdings, LLC
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)	54.50%
Equity investments in affiliates	$ 20
Watson Cogeneration Company
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)	49.00%
Equity investments in affiliates	$ 15
Midway-Sunset Cogeneration Company
Investments Accounted for by the Equity Method
Economic interest in equity method investments (as a percent)	50.00%
Equity investments in affiliates	$ 9
Other
Investments Accounted for by the Equity Method
Equity investments in affiliates	$ 7